Schedule of Goodwill (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Goodwill [Line Items]
Balance, beginning of year		$ 487,834	$ 482,905
Increase in goodwill due to acquisition	[1]	0	4,929
Balance, end of year		$ 487,834	$ 487,834

[1]	The increase in goodwill and intangible assets relates to the acquisition of a Field Marketing Office (FMO). See note 19 for further details regarding the acquisition.